UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21113

Touchstone Institutional Funds Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2020

(Unaudited)

Semi-Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Fund's investments on June 30, 2020. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)

June 30, 2020

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Sands Capital Institutional Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	34.3%
Communication Services	31.0
Health Care	13.9
Consumer Discretionary	11.0
Industrials	4.3
Consumer Staples	3.6
Short-Term Investment Funds	9.4
Other Assets/Liabilities (Net)	(7.5)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – June 30, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.1%
Information Technology — 34.3%
Adobe, Inc.*	215,583	$93,845,436
Atlassian Corp. PLC - Class A*	211,832	38,186,955
Coupa Software, Inc.*	101,022	27,987,135
Intuit, Inc.	259,877	76,972,969
Microsoft Corp.	390,865	79,544,936
ServiceNow, Inc.*	321,684	130,301,321
Square, Inc. - Class A*	624,016	65,484,239
Twilio, Inc. - Class A*	301,675	66,193,528
Visa, Inc. - Class A	655,695	126,660,603
		705,177,122
Communication Services — 31.0%
Alphabet, Inc. - Class A*	48,860	69,285,923
Charter Communications, Inc. - Class A*	83,393	42,533,766
Facebook, Inc. - Class A*	258,718	58,747,096
Match Group, Inc.*†	1,089,820	116,665,231
Netflix, Inc.*	356,317	162,138,488
Sea Ltd. (Singapore) ADR*†	1,187,338	127,330,127
Warner Music Group Corp. - Class A*†	1,259,967	37,169,026
Zillow Group, Inc. - Class C*	384,874	22,172,591
		636,042,248
Health Care — 13.9%
Align Technology, Inc.*	141,521	38,839,023
DexCom, Inc.*	81,084	32,871,454
Edwards Lifesciences Corp.*	516,269	35,679,351
Illumina, Inc.*	151,226	56,006,549
Mirati Therapeutics, Inc.*	206,458	23,571,310
Sarepta Therapeutics, Inc.*	198,411	31,813,220
Zoetis, Inc.	485,755	66,567,865
		285,348,772
Consumer Discretionary — 11.0%
Amazon.com, Inc.*	66,931	184,650,581
Floor & Decor Holdings, Inc. - Class A*	709,319	40,892,240
		225,542,821
Industrials — 4.3%
CoStar Group, Inc.*	86,176	61,242,698
Uber Technologies, Inc.*	886,411	27,549,654
		88,792,352
Consumer Staples — 3.6%
Grocery Outlet Holding Corp.*	837,878	34,185,422
Monster Beverage Corp.*	588,803	40,815,824
		75,001,246
Total Common Stocks		$2,015,904,561

Short-Term Investment Funds — 9.4%
Dreyfus Government Cash Management, Institutional Shares, 0.09%∞Ω	37,948,443	$37,948,443
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	155,810,583	155,810,583
Total Short-Term Investment Funds		$193,759,026

Total Investment Securities —107.5%
(Cost $1,187,681,390)		$2,209,663,587

Liabilities in Excess of Other Assets — (7.5%)		(154,678,967)

Net Assets — 100.0%		$2,054,984,620

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $151,564,611.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,015,904,561	$—	$—	$2,015,904,561
Short-Term Investment Funds	193,759,026	—	—	193,759,026
Total	$2,209,663,587	$—	$—	$2,209,663,587

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth Fund
Assets
Investments, at cost	$1,187,681,390
Investments, at market value(A)	$2,209,663,587
Receivable for capital shares sold	5,102,236
Securities lending income receivable	1,118,523
Other assets	21,257
Total Assets	2,215,905,603
Liabilities
Payable for return of collateral for securities on loan	155,810,583
Payable for capital shares redeemed	3,742,475
Payable to Advisor	1,261,719
Other accrued expenses and liabilities	106,206
Total Liabilities	160,920,983
Net Assets	$2,054,984,620
Net assets consist of:
Paid-in capital	$708,380,505
Distributable earnings (deficit)	1,346,604,115
Net assets	$2,054,984,620

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	73,755,243
Net asset value, offering price and redemption price per share	$27.86

(A) Includes market value of securities on loan of:	$151,564,611

See accompanying Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth Fund
Investment Income
Dividends(A)	$1,922,426
Interest	5,696
Income from securities loaned	3,267,011
Total Investment Income	5,195,133
Expenses
Unified management fee	6,727,899
Registration fees	30,311
Other expenses	183,713
Total Expenses	6,941,923
Net Investment Loss	(1,746,790)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(B)	280,413,081
Net change in unrealized appreciation (depreciation) on investments	139,296,424
Net Realized and Unrealized Gains (Losses) on Investments	419,709,505
Change in Net Assets Resulting from Operations	$417,962,715
(A) Net of foreign tax withholding of:	$3,649

(B) The Fund had redemptions-in-kind of securities in the amount of $298,950,364. Net realized gains on investments includes the realized gain on the transactions of $167,111,729 which will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Touchstone
	Sands Capital
	Institutional
	Growth
	Fund
	For the
	Six Months	For the
	Ended	Year
	June 30,	Ended
	2020	December 31,
	(Unaudited)	2019
From Operations
Net investment loss	$(1,746,790)	$(10,852,991)
Net realized on investments	280,413,081	345,934,730
Net change in unrealized appreciation (depreciation) on investments	139,296,424	173,493,229
Change in Net Assets from Operations	417,962,715	508,574,968

Distributed earnings	—	(211,596,989)

Share Transactions
Proceeds from shares sold	279,766,877	393,630,348
Reinvestment of distributions	—	201,963,371
Cost of shares redeemed	(533,219,804)	(583,686,291)
Change in Net Assets from Share Transactions	(253,452,927)	11,907,428

Total Increase (Decrease) in Net Assets	164,509,788	308,885,407

Net Assets
Beginning of period	1,890,474,832	1,581,589,425
End of period	$2,054,984,620	$1,890,474,832

Share Transactions
Shares issued	12,132,289	17,242,347
Shares reinvested	—	9,477,399
Shares redeemed	(23,031,441)	(25,536,605)
Change in Shares Outstanding	(10,899,152)	1,183,141

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016	2015
Net asset value at beginning of period	$22.33		$18.95		$20.58		$18.30		$21.18	$22.25
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.13)		(0.15)		(0.13)		(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	5.55		6.24		1.63		6.49		(1.69)	0.13
Total from investment operations	5.53		6.11		1.48		6.36		(1.81)	0.04
Distributions from:
Realized capital gains	—		(2.73)		(3.11)		(4.08)		(1.07)	(1.11)
Net asset value at end of period	$27.86		$22.33		$18.95		$20.58		$18.30	$21.18
Total return	24.77	%(A)	32.92%		6.27%		34.74%		(8.65%)	0.22%
Net assets at end of period (000's)	$2,054,985		$1,890,475		$1,581,589		$1,831,284		$2,093,949	$3,366,892
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	0.81	%(C)	0.81%		0.80%		0.80%		0.79%	0.79%
Gross expenses (including liquidity provider expenses)(B)	0.81	%(C)	0.81%		0.80%		0.80%		0.79%	0.79%
Net investment loss	(0.20	)%(C)	(0.58%)		(0.63)%		(0.54)%		(0.54%)	(0.37%)
Portfolio turnover rate	27	%(A)(D)	25	%(D)	22	%(D)	20	%(D)	40%	33%

(A)	Not annualized.

(B)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses was 0.79% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018 and 2017. There were no liquidity provider expenses prior to 2017.

(C)	Annualized.

(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Touchstone Institutional Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated May 30, 2002. The Trust consists of one fund, the Touchstone Sands Capital Institutional Growth Fund (“Sands Capital Institutional Growth Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The Fund’s prospectus provides a description of the Fund’s investment goal, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the NewYork Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Notes to Financial Statements (Unaudited) (Continued)

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2020, the Fund loaned securities and received collateral as follows:

		Market Value of	Market Value of
Fund	Security Type	Securities Loaned*	Collateral Received**	Net Amount***
Sands Capital Institutional Growth Fund	Common Stock	$151,564,611	$155,810,583	$4,245,972

*	The remaining contractual maturity is overnight for all securities.

**	Gross amounts of recognized liabilities for securities lending is included in the Statement of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Fund’s custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

By participating in securities lending, the Fund receives compensation in the form of fees. Securities lending income is derived from lending long securities from the Fund to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statement of Operations. When the Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund’s net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Expenses not directly billed to the Fund are allocated proportionally among the Trust and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Notes to Financial Statements (Unaudited) (Continued)

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2020:

Sands Capital
Institutional Growth Fund*
Purchases of investment securities	$545,011,769
Proceeds from sales and maturities	$455,093,470

* The Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $327,917,749. The redemptions were comprised of securities and cash in the amount of $298,950,364, which is excluded from the proceeds from sales and maturities, and $28,967,385, respectively.

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund for the six months ended June 30, 2020.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (“Advisor” or “Administrator”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Fund, (“BNY Mellon”). Such officers receive no compensation from theTrust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Fund, the Advisor pays each IndependentTrustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. InterestedTrustees do not receive compensation from the Fund. Each Independent Trustee will also receive compensation for each Board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under the terms of a management agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a unified fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the unified fee arrangement, the Advisor is responsible for compensating any third-party engaged to provide services under its supervision, including sub-advisors, sub-administrators, transfer and dividend disbursing agents, and custodians. The Advisor is also responsible for payment of the fees of the Independent Trustees, the independent registered public accounting firm and legal counsel (excluding costs in connection with certain litigation or administrative actions). The Fund will pay all state registration fees, liquidity fees, interest, taxes, dues, fees, or similar costs, brokerage commissions or other transaction costs, certain extraordinary expenses, and expenses related to printing and mailing of prospectuses, statements of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

The Advisor has entered into an investment sub-advisory agreement with Sands Capital Management, LLC (the “Sub-Advisor”), an investment advisor registered with the Securities and Exchange Commission (the “SEC”). The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Fund, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit, as a percentage of the average daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 30, 2021. For the six months ended June 30, 2020, the Advisor did not waive advisory fees or reimburse any operating expenses.

Notes to Financial Statements (Unaudited) (Continued)

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation. Since the effective date, the Advisor has not waived or reimbursed any expenses, therefore there are no amounts currently eligible for recoupment.

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), commonTrustees and/or common Officers. During the six months ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC— The Fund may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of the Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended June 30, 2020, the Fund utilized ReFlow. ReFlow subscribed to 3,271,680 shares of the Fund during the period and had redemptions-in-kind of $41,807,192. The resulting fee is included in Other expenses on the Statement of Operations.

Interfund Lending— Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Fund, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Fund to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Fund may not borrow under the facility for leverage purposes and the loan’s duration may be no more than 7 days.

During the six months ended June 30, 2020, the Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:

	Daily Average	Weighted Average	Interest
Fund	Amount Loaned	Interest Rate	Income*
Sands Capital Institutional Growth Fund	$599,297	1.46%	$5,696

* Included in Interest in the Statement of Operations.

6. Federal Tax Information

Federal Income Tax — It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2019 and December 31, 2018 are as follows:

	Sands Capital Institutional Growth Fund
	2019	2018
From ordinary income	$—	$—
From long-term capital gains	211,596,989	235,222,799
Total distributions	$211,596,989	$235,222,799

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2019:

Sands Capital
Institutional
Growth Fund
Tax cost of portfolio investments	$1,114,001,107
Gross unrealized appreciation on investments	905,622,176
Gross unrealized depreciation on investments	(27,067,198)
Net unrealized appreciation on investments	878,554,978
Undistributed long-term capital gains	50,086,422
Distributable earnings (deficit)	$928,641,400

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and non-taxable distributions from corporate stock.

As of December 31, 2019, the Fund did not have any capital loss carryforwards for federal income tax purposes.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2019, the Fund did not elect to defer any losses.

The Fund has analyzed its tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2016 through 2019) and has concluded that no provision for income tax is required in its financial statements.

As of June 30, 2020, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Sands Capital Institutional Growth Fund	$1,187,681,390	$1,030,440,261	$(8,458,064)	$1,021,982,197

7. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

8. Principal Risks

Risks Associated with Sector Concentration — The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Fund’s NAV and magnified effect on the total return.

Risks Associated with Health Crises — An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Please see the Fund’s prospectus for a complete discussion of this and other risks.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

Notes to Financial Statements (Unaudited) (Continued)

At a meeting of the Board of the Trust held on May 21, 2020, the Board approved the reorganization of the Fund into the Touchstone Sands Capital Select Growth Fund, a series of the Touchstone Funds Group Trust. The reorganization will be completed on or about December 11, 2020.

There were no other subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting theTouchstone website atTouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of the Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2020	2020	2020	2020*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.80%	$1,000.00	$1,247.70	$4.53	**
Hypothetical	0.81%	$1,000.00	$1,020.84	$4.07	**

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

**	Excluding liquidity provider expenses, your actual cost of investment in the Fund would be $4.41 and your hypothetical cost of investment in the Fund would be $3.97.

Liquidity Risk Management

The Fund has adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that the Fund adopt a program that is reasonably designed

Other Items (Unaudited) (Continued)

to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

Assessment and management of the Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 17, 2019 through May 14, 2020 (the “Review Period”).The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the Fund’s liquidity risk.

This page intentionally left blank.

This page intentionally left blank.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-SAR-2006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Institutional Funds Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date September 1, 2020

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date September 1, 2020

* Print the name and title of each signing officer under his or her signature.